14 Property, plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 184,961	$ 191,585	$ 178,534	$ 162,514
Accumlated depreciation	(60,047)	(53,691)	(47,760)	(43,074)
Property, plant, and equipment, beginning	137,894	130,774	119,440
Additions	11,073	13,501	17,897
Disposals	(151)	(86)	(1,201)
Transfers
Depreciation for the year	(6,506)	(6,295)	(5,362)
Impairment	(17,396)
Property, plant, and equipment, ending	124,914	137,894	130,774
Lands and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	3,644	3,256	3,034	2,881
Accumlated depreciation	(715)	(623)	(510)	(430)
Property, plant, and equipment, beginning	2,633	2,524	2,451
Additions	42	49	39
Disposals
Transfers	347	172	187
Depreciation for the year	(93)	(112)	(153)
Impairment
Property, plant, and equipment, ending	2,929	2,633	2,524
Substations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	31,469	29,997	28,822	28,198
Accumlated depreciation	(10,531)	(9,341)	(8,319)	(7,476)
Property, plant, and equipment, beginning	20,656	20,503	20,722
Additions	1,271	10	238
Disposals	(2)		(5)
Transfers	4,187	1,165	393
Depreciation for the year	(1,192)	(1,022)	(845)
Impairment	(3,982)
Property, plant, and equipment, ending	20,938	20,656	20,503
High, medium and low voltage lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	80,175	85,400	79,671	76,254
Accumlated depreciation	(30,998)	(28,087)	(25,479)	(23,548)
Property, plant, and equipment, beginning	57,313	54,192	52,706
Additions	144	213	797
Disposals	(52)	(10)	(198)
Transfers	4,148	5,866	3,339
Depreciation for the year	(3,021)	(2,948)	(2,452)
Impairment	(9,355)
Property, plant, and equipment, ending	49,177	57,313	54,192
Meters and transformer chambers and platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	35,036	36,386	32,967	31,496
Accumlated depreciation	(13,698)	(12,193)	(10,804)	(9,710)
Property, plant, and equipment, beginning	24,193	22,163	21,786
Additions	293	393	108
Disposals	(97)	(72)	(75)
Transfers	2,550	3,127	1,487
Depreciation for the year	(1,542)	(1,418)	(1,143)
Impairment	(4,059)
Property, plant, and equipment, ending	21,338	24,193	22,163
Tools, furniture, vehicles, equipment, communications and advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	6,271	5,445	5,561	5,247
Accumlated depreciation	(4,105)	(3,447)	(2,648)	(1,910)
Property, plant, and equipment, beginning	1,998	2,913	3,337
Additions	725	1,410	1,081
Disposals		(4)	(923)
Transfers	101	(1,526)	187
Depreciation for the year	(658)	(795)	(769)
Impairment
Property, plant, and equipment, ending	2,166	1,998	2,913
Construction in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	28,043	30,770	28,070	18,248
Accumlated depreciation
Property, plant, and equipment, beginning	30,770	28,070	18,248
Additions	8,511	11,293	15,362
Disposals
Transfers	(11,238)	(8,593)	(5,540)
Depreciation for the year
Impairment
Property, plant, and equipment, ending	28,043	30,770	28,070
Supplies and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	323	331	409	$ 190
Accumlated depreciation
Property, plant, and equipment, beginning	331	409	190
Additions	87	133	272
Disposals
Transfers	(95)	(211)	(53)
Depreciation for the year
Impairment
Property, plant, and equipment, ending	$ 323	$ 331	$ 409